Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	Creative Realities, Inc.
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-1967918
Entity Address, Address Line One	13100 Magisterial Drive, Suite 100
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40223
City Area Code	502
Local Phone Number	791-8800
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001356093
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false